Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ in Millions		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement [LineItems]
Payment of tax under diverted profit tax regime	$ 456	$ 87
LSEG [member]
Statement [LineItems]
Payment of tax under diverted profit tax regime		59
HMRC [Member]
Statement [LineItems]
Payment of tax under diverted profit tax regime		$ 28